Dreyfus International Stock Index Fund
Letter to Shareholders
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus International Stock Index Fund for the six-month period ending April 30, 1998. Over this period, your Fund produced a total return of 15.59%,* which compares with a net total return of 15.38%** for the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI-EAFERegistration Mark) Free Index.***
Economic and Market Environment
    Economic growth worldwide, with the exception of Asia, is continuing at a moderate pace. Inflation in the industrialized countries remains under control, interest rates are stable and the environment remains favorable for stock prices. The most significant negative development for the last six months was the sharp economic reversal in Asia. The "Asian Tigers," portrayed for years as the models for economic development, fell victim to overexpansion. Currencies depreciated and stock markets suffered sharp reversals.
    The European economies continued to improve with Gross Domestic Product
(GDP) growth reaching the 2.7% to 3.0% range. In anticipation of the European Monetary Union (EMU), interest rate differentials continued to narrow and inflation continued to trend down.
    The fiscal tightening needed to reach the Maastricht guidelines for EMU has run its course. Monetary policy is now more accommodating to encourage growth. European economies at this point are lagging the U.S. in terms of the economic cycle. The exception is the U.K., which is much closer to the U.S. cycle.
    In terms of the stock markets, we believe the environment in Europe is favorable for investment. Although valuations are not cheap relative to the historical norm, they compare favorably with the U.S. In book value and price to cash flow, Europe is at a significant discount to the U.S. In price-to-earnings ratios, the case is less compelling, but if the numbers are adjusted to reflect the more conservative accounting practices of German and Swiss companies, price-to-earnings ratios are also lower. Furthermore, we believe that there is a great deal of potential for improved profitability in Europe at the corporate level. Restructuring and share buybacks are just now beginning in Europe whereas in the U.S. the process has been underway for several years.
    The biggest challenge today is to minimize the effects of turmoil in Asia on the rest of the world. The Asian Tigers, accustomed to generating economic growth of 7% to 8%, could experience significantly lower growth rates for a while. Currencies remain under pressure and major firms are struggling under the burden of heavy dollar-based debt. Until now these problems have not undermined developed countries to any significant extent, and we are optimistic that future harm will be minimal. One reason for the severity of the situation in the emerging markets of Asia is that the major industrial power in the region, Japan, is still struggling to solve its own economic problems.

    Early last year, Japan appeared on its way to economic recovery when the consumption tax was raised from 3% to 5%. However, the increase in the tax discouraged the consumer much more than anticipated. Retail sales and housing were hurt and the economy stagnated. Politicians now realize that measures are needed to stimulate the economy but because of scandals and political maneuverings the measures have not yet been implemented. We believe that over the next few months, new programs will be put in place to shore up the economy. Another positive is that, beginning in April, comparisons will be more favorable, as data will be compared with numbers of a year ago, which were depressed due to the increase in the consumption tax.
    Valuations in Japan now appear cheap relative to the rest of the world. The price-to-book value of the Japanese market is 1.9 compared with the U.S. ratio of 4.5. The price-to-cash-flow ratio is 9.9 compared with 15.2 in the U.S. Japan is still expensive in terms of price-to-earnings ratios and because profits are depressed at the bottom of the economic cycle.
About the Benchmark
    Your investment in the Dreyfus International Stock Index Fund mirrors the MSCI-EAFE Free Index, which tracks the equity markets of 21 countries. Equities selected by MSCI are the most liquid securities within each country balanced by industry representation in each country. This index is designed to cover approximately 60% of the market capitalization within each country and to cover only stocks with sufficient "free float" and minimal cross-ownership. Significant structural changes may occur four times each year, if necessary, to maintain the desired equity coverage and industry representation goals of the Index. The MSCI-EAFE Free Index covers only those companies available to foreign investors.
About MSCI Returns
    When comparing your Fund's return to the benchmark MSCI-EAFE Free return, it is important to understand a simplifying assumption built into the calculation of the published Index returns. While many companies in this Index pay dividends once or twice each year, MSCI adds one twelfth of that company's annual expected yield to each month's price-only return to arrive at the total return. This creates a dividend smoothing effect and will not be equivalent to the actual total return that would be achieved from an investment in the Index. This happens because the Fund's total return is calculated with actual dividends earned during the period. In addition to the simplifying dividend smoothing, the Net Total Return quoted by MSCI represents the return that would be available to an investor located in Luxembourg. Since U.S. investors are subject to different tax-witholding treaties, the return of a U.S. investor will vary slightly from the return shown by the Index.

About the Fund
    The Fund maintains benchmark weightings in all 21 countries and was invested in a subset of the 1,108 (as of April 30, 1998) individual securities comprising the 21 country indices. Since the Fund is a passively managed index fund, no judgments are made regarding the relative expected performance of one security over the other. Instead, the Fund is constructed to duplicate the risk and return characteristics of the benchmark MSCI-EAFE Free Index. Figure 1 compares the country exposures of the Fund's holdings to the 21 countries represented in the Index. These exposures are maintained by using common and preferred stocks, as well as futures contracts. In addition to maintaining correct country and currency exposures, the Fund buys a subset of Index companies to match industry weights and other characteristics of the total Index.

About the Performance
    During the period from October 31, 1997 to April 30, 1998, international investors again were faced with large swings in foreign markets. The MSCI-EAFE Free Index was up 15.38%, while the S&P 500 Index was up 22.50% over the same period. Your investment in the Dreyfus International Stock Index Fund returned 15.59% during this period, which was above its benchmark Index by +0.21%. Europe provided the largest gains, with, for example, Spain up 54.57%, Italy up 46.54% and Finland up 42.35%. The three largest countries in Europe, the U.K., Germany and France, returned 23.38%, 30.64% and 36.20% respectively. Almost all European countries gained over 20% during the six-month period. The Asian markets did not perform as well, however, with most of the Asian countries having negative returns. Malaysia performed the worst at -14.13%. Japan, the largest country represented in the MSCI EAFE Free Index, returned -10.07%.
    The Fund declared a $0.10 dividend on December 24, 1997 and paid it on December 26, 1997 to Holders of Record on December 24, 1997.
    We appreciate your investment in the Dreyfus International Stock Index Fund and look forward to handling investments for you in the future.
                              Sincerely,
                          \
                              [Susan M. Ellison, CFA.signature.logo]


                              Portfolio Manager
May 18, 1998
San Francisco, CA
* Total return includes reinvestment of dividends and any capital gains paid.
**  SOURCE: BLOOMBERG, L.P. Includes net dividends reinvested.
***The Morgan Stanley Capital International Europe, Australasia, Far East (EAFERegistration Mark) Free Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The Index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the security or country level. The Index is the property of Morgan Stanley & Co. Incorporated.

Dreyfus International Stock Index Fund
Statement of Investments
April 30, 1998 (Unaudited)
Common Stocks-92.5%                                                                              Shares          Value
                                                                                              ____________    ____________
     Australia- 2.3%                 Amcor..................................                         1,500    $      6,805
                                     Boral..................................                         2,906           6,707
                                     Broken Hill Proprietary................                         3,135          30,660
                                     CSR....................................                         2,400           7,667
                                     Coca-Cola Amatil.......................                         1,319          10,062
                                     Coles Myer.............................                         2,641          12,777
                                     Foster's Brewing Group.................                         4,700          10,235
                                     General Property Trust (Units).........                         2,847           5,290
                                     Lend Lease.............................                           609          13,977
                                     M.I.M. Holdings........................                        13,934           8,722
                                     National Australia Bank................                         1,740          24,731
                                     News...................................                         4,813          32,259
                                     North..................................                         3,756          10,996
                                     Orica..................................                           700           5,153
                                     Pacific Dunlop.........................                         2,500           4,629
                                     Pioneer International..................                         2,100           5,997
                                     Rio Tinto..............................                           800          11,090
                                     Santos.................................                         1,400           5,048
                                     Southcorp..............................                         1,426           5,169
                                     Telstra................................                         1,600           3,756
                                     WMC....................................                         4,732          16,846
                                     Westfield Trust........................                         3,016           6,373
                                     Westpac Banking........................                         4,200          28,206
                                                                                                              ____________
                                                                                                                   273,155
                                                                                                              ____________
     Austria-.3%                     Bank Austria                                                       75           5,797
                                     Bau   Holding............................                         150           8,766
                                     Lenzing..............................        (a)                  180          12,543
                                     Oesterreichische Elektrizitaetswirtschafts, Cl. A                  40           4,876
                                     Universale-Bau.........................                           290           9,416
                                                                                                              ____________
                                                                                                                    41,398
                                                                                                              ____________
     Belgium- 1.5%                   Barco                                                             140          37,048
                                     Cimenteries CBR Cementbedrijven........                            50           4,867
                                     Compagnie Maritime Belge...............                           100           7,885
                                     D'Ieteren..............................                            50          16,607
                                     Electrabel.............................                            20           5,309
                                     Fortis.................................                            50          14,109
                                     Generale de Banque.....................                            10           5,772
                                     Glaverbel..............................                           250          33,416
                                     PetroFina..............................                            20           7,885
                                     Royale Belge...........................                            70          29,109
                                     Tractebel..............................                            40           4,779
                                     UCB....................................                             2           9,554
                                     Union Miniere..........................                           100           7,547
                                                                                                              ____________
                                                                                                                   183,887
                                                                                                              ____________
     Denmark-1.1%                    Aarhus Oliefabrik, Cl.A                                           100    $      5,401
                                     Aarhus Oliefabrik, Cl.B................                           100           5,407
                                     Bang & Olufsen Holding, Cl.B...........                           100           6,649

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)
Common Stocks (continued)                                                                        Shares          Value
                                                                                              ____________    ____________
     Denmark (continued)..........   Carlsberg, Cl.A                                                   100    $      6,210
                                     Carlsberg, Cl.B........................                           100           6,225
                                     Danisco................................                           100           6,284
                                     Den Danske Bank........................                           100          12,129
                                     J. Lauritzen Holding.................        (a)                  100          10,438
                                     Novo Nordisk, Cl.B.....................                           200          32,441
                                     Tele Danmark, Cl.B.....................                           200          16,805
                                     Unidanmark, Cl.A.......................                           200          16,805
                                                                                                              ____________
                                                                                                                   124,794
                                                                                                              ____________
     Finland-1.0%....................Merita, Cl.A                                                    2,000          13,399
                                     Nokia, Cl.A............................                           800          53,597
                                     Nokia, Cl.K............................                           500          33,222
                                     UPM-Kymmene............................                           750          22,508
                                                                                                              ____________
                                                                                                                   122,726
                                                                                                              ____________
     France-7.8%.....................Accor                                                              25           6,809
                                     Alcatel Alsthom........................                           200          37,057
                                     Axa-UAP................................                           500          58,659
                                     Banque Nationale de Paris..............                           300          25,275
                                     CPR....................................                           110           8,884
                                     Canal Plus.............................                            50           8,683
                                     Carrefour..............................                            50          28,624
                                     Compagnie de Saint Gobain..............                           200          33,301
                                     Compagnie Financiere de Paribas........                           250          26,588
                                     Compagnie Generale de Geophysique....        (a)                   40           5,809
                                     Compagnie Generale des Etablissements Michelin, Cl. B             250          15,741
                                     Dollfus-Mieg & Cie...................        (a)                  300           8,884
                                     Elf Aquitaine..........................                           400          52,444
                                     Eridania Beghin-Say....................                            50          10,835
                                     Essilor International..................                            50          20,190
                                     France Telecom.........................                           930          50,581
                                     Generale des Eaux......................                           180          33,441
                                     Groupe Danone..........................                           150          35,395
                                     Havas..................................                            70           6,351
                                     L'Air Liquide..........................                           150          27,668
                                     L'OREAL................................                           100          47,692
                                     Lafarge................................                            86           8,117
                                     Lagardere S.C.A........................                           100           3,822
                                     Legrand................................                            25           6,605
                                     Moet Hennessy Louis Vuitton............                           150          30,858
                                     Natexis................................                           100           7,225
                                     PSA Peugeot Citroen....................                            50           8,674
                                     Pathe..................................                            50          10,868
                                     Pinault-Printemps-Redoute..............                            50          37,206
                                     Primagaz Cie...........................                           130          11,212
                                     Promodes...............................                            50          24,070
                                     Rhone-Poulenc, Cl.A....................                           700          34,210
                                     Sanofi.................................                           250          30,285
                                     Schneider..............................                           300          22,433

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)
Common Stocks (continued)                                                                        Shares          Value
                                                                                              ____________    ____________
     France (continued)              Simco                                                             120    $      9,847
                                     Societe Eurafrance.....................                            10           5,617
                                     Societe Generale.......................                           140          29,127
                                     Sodexho Alliance.......................                            40           7,318
                                     Suez Lyonnaise des Eaux................                           120          20,340
                                     Thomson CSF............................                           100           3,955
                                     Total, Cl.B............................                           400          47,526
                                     Unibail................................                            50           7,145
                                     Union Immobiliere de France............                           110           8,683
                                     Valeo..................................                            50           4,969
                                                                                                              ____________
                                                                                                                   929,023
                                                                                                              ____________
     Germany-9.7%                    AMB Aachener & Muenchener Beteiligungs                             50           5,776
                                     AMB Aachener & Muenchener Beteiligungs (Registered)               100          11,563
                                     Adidas-Salomon.........................                            50           8,289
                                     Allianz................................                           411         126,426
                                     Axa Colonia Konzern....................                            35           4,486
                                     BASF...................................                         1,350          60,109
                                     Bayer..................................                         1,600          71,151
                                     Bayerische Hypotheken-und Wechsel-Bank.                           400          22,825
                                     Bayerische Vereinsbank.................                           450          34,230
                                     Beiersdorf.............................                            75           3,971
                                     Buderus................................                            10           4,698
                                     Daimler-Benz...........................                         1,150         112,276
                                     Deutsche Bank..........................                           800          61,566
                                     Deutsche Lufthansa.....................                           500          11,897
                                     Deutsche Telekom.......................                         4,000         101,198
                                     Dresdner Bank..........................                           700          37,877
                                     Heidelberger Zement....................                            50           4,347
                                     HERLITZ................................                           100           6,464
                                     Mannesmann.............................                           100          79,354
                                     Merck KGaA.............................                           450          17,554
                                     Metro..................................                           305          15,059
                                     Muenchener Rueckversicherungs-Gesellschaft                         15           5,099
                                     Muenchener Rueckversicherungs-Gesellschaft (Registered)           125          57,119
                                     RWE....................................                           450          22,895
                                     SAP....................................                           100          46,073
                                     SGL Carbon.............................                            50           5,269
                                     Schering...............................                           100          10,727
                                     Siemens................................                         1,250          73,140
                                     STRABAG..............................        (a)                  100           8,303
                                     Thyssen................................                            50          11,429
                                     VEBA...................................                           750          49,568
                                     Viag...................................                            50          25,327
                                     Volkswagen.............................                            53          42,205
                                                                                                              ____________
                                                                                                                 1,158,270
                                                                                                              ____________
     Hong Kong-2.2%                  CLP Holdings                                                    3,000          14,407
                                     Cathay Pacific Airways.................                         8,000           7,023
                                     Cheung Kong Holdings...................                         4,000          26,594

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)
Common Stocks (continued)                                                                        Shares          Value
                                                                                              ____________    ____________
     Hong Kong (continued)           Hang Seng Bank                                                  3,000    $     25,271
                                     Hong Kong & China Gas..................                         2,000           2,724
                                     Hong Kong Telecommunications...........                        28,000         52,414
                                     Hutchison Whampoa......................                         8,000          49,471
                                     Hysan Development......................                         2,000           2,840
                                     Hysan Development (Warrants)...........                           200               -
                                     Johnson Electric Holdings..............                         1,000           3,389
                                     New World Development..................                         5,232          14,893
                                     Shangri-La Asia........................                         5,000           3,615
                                     Sino Land..............................                         6,000           2,595
                                     Sun Hung Kai Properties................                         3,000          17,816
                                     Swire Pacific, Cl.A....................                         4,000          19,985
                                     Wharf Holdings.........................                         6,000           9,605
                                     Wing Lung Bank.........................                         1,000           3,770
                                                                                                              ____________
                                                                                                                   256,412
                                                                                                              ____________
     Ireland-.6%                     Allied Irish Banks                                                814          11,204
                                     Crean (James) (Units)..................                         3,400           7,067
                                     Fyffes.................................                         5,063          13,724
                                     Greencore Group........................                           800           4,888
                                     Irish Continental Group................                           800          14,382
                                     Jefferson Smurfit Group................                         2,000           7,444
                                     Waterford Wedgwood (Units).............                         5,000           8,357
                                                                                                              ____________
                                                                                                                    67,066
                                                                                                              ____________
     Italy-4.7%                      Assicurazioni Generali                                          1,372          41,079
                                     Banca Commerciale Italiana.............                         4,300          21,746
                                     Banca Intesa...........................                         2,100          11,793
                                     Banca Popolare di Milano...............                           500           4,576
                                     Benetton Group.........................                           200           4,454
                                     Bulgari................................                           550           3,365
                                     Credito Italiano.......................                         8,300          43,431
                                     ENI....................................                        12,000          80,386
                                     Edison.................................                           500           4,158
                                     Fiat...................................                         7,700          30,636
                                     Istituto Bancario San Paolo di Torino..                           500           7,338
                                     Istituto Mobiliare Italiano............                         1,400          22,798
                                     Istituto Nazionale delle Assicurazioni.                         9,700          28,926
                                     Mediaset...............................                         2,800          18,316
                                     Mediobanca.............................                         2,900          37,996
                                     Montedison.............................                        18,400          23,219
                                     Olivetti Group.......................        (a)                3,000           3,879
                                     Pirelli................................                         3,500          11,557
                                     Riunione Adriatica di Sicurta..........                           800          12,671
                                     Telecom Italia.........................                         7,775          58,555
                                     Telecom Italia (RNC)...................                         2,200          11,595
                                     Telecom Italia Mobile..................                        10,000          57,270
                                     Telecom Italia Mobile (RNC)............                         3,800          13,684
                                                                                                              ____________
                                                                                                                   553,428
                                                                                                              ____________

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)
Common Stocks (continued)                                                                        Shares          Value
                                                                                              ____________    ____________
     Japan-18.3%                     Ajinomoto                                                       1,000    $      8,045
                                     Asahi Bank.............................                         4,000          15,439
                                     Asahi Breweries........................                         1,000          13,116
                                     Asahi Chemical Industry................                         3,000          10,535
                                     Asahi Glass............................                         3,000          16,234
                                     Bank of Tokyo-Mitsubishi...............                         7,000          86,831
                                     Bridgestone............................                         2,000          45,713
                                     Canon..................................                         2,000          47,378
                                     Chiba Bank.............................                         2,000           7,493
                                     Cosmo Oil..............................                         2,000           3,936
                                     Dai Nippon Printing....................                         2,000          34,057
                                     Daiichi Pharmaceutical.................                         1,000          14,372
                                     Daiwa Securities.......................                         3,000          11,352
                                     Denso..................................                         2,000          34,436
                                     East Japan Railway.....................                             6          29,970
                                     Ebara..................................                         1,000           9,763
                                     Eisai..................................                         1,000          14,380
                                     Fanuc..................................                         1,000          36,933
                                     Fuji Bank..............................                         5,000          28,192
                                     Fuji Photo Film........................                         1,000          35,647
                                     Fujitsu................................                         3,000          35,079
                                     Gunma Bank.............................                         1,000           7,190
                                     Higo Bank..............................                         1,000           5,146
                                     Hitachi................................                         5,000          35,912
                                     Hokuriku Bank..........................                         4,000           6,206
                                     Honda Motor............................                         1,000          36,328
                                     Industrial Bank of Japan...............                         4,000          27,246
                                     Ito-Yokado.............................                         1,000          51,843
                                     Japan Airlines.......................        (a)                6,000          18,255
                                     Japan Energy...........................                         3,000           3,610
                                     JUSCO..................................                         1,000          16,158
                                     Kansai Electric Power..................                         1,000          17,180
                                     Kao....................................                         1,000          14,720
                                     Kinki Nippon Railway...................                         2,000          10,278
                                     Kirin Brewery..........................                         2,000          17,483
                                     Komatsu................................                         2,000           9,082
                                     Kubota.................................                         3,000           8,514
                                     Marui..................................                         1,000          15,818
                                     Matsushita Electric Industrial.........                         3,000          48,134
                                     Mitsubishi.............................                         4,000          30,273
                                     Mitsubishi Chemical....................                         5,000           9,082
                                     Mitsubishi Electric....................                         5,000          12,866
                                     Mitsubishi Estate......................                         3,000          29,062
                                     Mitsubishi Heavy Industries............                         8,000          29,668
                                     Mitsubishi Paper Mills.................                         2,000           3,830
                                     Mitsubishi Trust & Banking.............                         2,000          19,072
                                     Mitsui & Co............................                         4,000          24,824
                                     Mitsui Trust & Banking.................                         4,000           8,688

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)
Common Stocks (continued)                                                                        Shares          Value
                                                                                              ____________    ____________
     Japan (continued)               Murata Manufacturing                                            1,000    $     29,365
                                     Mycal..................................                         1,000           6,849
                                     NEC....................................                         3,000          33,830
                                     NKK....................................                        12,000          10,444
                                     Nippon Express.........................                         2,000          11,428
                                     Nippon Oil.............................                         2,000           6,766
                                     Nippon Steel...........................                        16,000          25,793
                                     Nippon Telegraph & Telephone...........                            20         175,585
                                     Nissan Motor...........................                         6,000          19,390
                                     Nomura Securities......................                         5,000          61,114
                                     Orient.................................                         2,000           4,526
                                     Osaka Gas..............................                         6,000          13,487
                                     Sakura Bank............................                         8,000          27,549
                                     Sankyo.................................                         1,000          24,824
                                     Sanyo Electric.........................                         4,000          11,383
                                     Seino Transportation...................                         1,000           5,775
                                     Sekisui House..........................                         3,000          23,477
                                     77 Bank................................                         1,000           8,552
                                     Sharp..................................                         2,000          15,742
                                     Shiseido...............................                         1,000          13,207
                                     Shizuoka Bank..........................                         1,000          11,125
                                     Sony...................................                           500          41,664
                                     Sumitomo Bank..........................                         5,000          47,302
                                     Sumitomo Chemical......................                         4,000          10,596
                                     Sumitomo Electric Industries...........                         2,000          23,870
                                     Sumitomo Metal Industries..............                         7,000          11,602
                                     Takeda Chemical Industries.............                         2,000          57,216
                                     Tohoku Electric Power..................                         1,000          14,743
                                     Tokai Bank.............................                         5,000          29,365
                                     Tokio Marine & Fire Insurance..........                         4,000          43,593
                                     Tokyo Electric Power...................                         3,000          57,557
                                     Tokyo Gas..............................                         6,000          13,578
                                     Tokyu..................................                         4,000          15,954
                                     Toppan Printing........................                         2,000          23,810
                                     Toray Industries.......................                         3,000          16,166
                                     Tostem.................................                         1,000          12,639
                                     Toyoda Automatic Loom Works............                         1,000          17,710
                                     Toyota Motor...........................                         5,000         130,553
                                     Yamazaki Baking........................                         1,000          10,066
                                                                                                              ____________
                                                                                                                 2,173,564
                                                                                                              ____________
     Malaysia-.7%                    AMMB Holdings                                                   5,000           5,054
                                     Commerce Asset Holding.................                         2,000           1,497
                                     Edaran Otomobil Nasional...............                         1,000           1,711
                                     Golden Plus Holdings...................                         3,000           1,035
                                     Kemayan................................                         5,000             882
                                     Magnum.................................                         5,000           3,342
                                     Malayan Banking........................                         2,000           5,882
                                     Malaysia International Shipping........                         3,000           5,214

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)
Common Stocks (continued)                                                                        Shares          Value
                                                                                              ____________    ____________
     Malaysia (continued)            Malaysian Resources                                             2,667    $      1,134
                                     Nestle.................................                         1,000           5,374
                                     Pilecon Engineering....................                         4,000           1,380
                                     RHB Capital............................                         2,000           1,481
                                     Rashid Hussain.........................                         1,000           1,075
                                     Resorts World..........................                         3,000           5,776
                                     Rothmans of Pall Mall..................                         1,000           8,222
                                     Sime Darby.............................                         6,000           5,294
                                     Telekom Malaysia.......................                         5,000          14,973
                                     Tenaga Nasional........................                         5,000           9,960
                                     YTL....................................                         6,000           9,305
                                                                                                              ____________
                                                                                                                    88,591
                                                                                                              ____________
     Netherlands-5.7%                ABN-Amro Holding                                                1,800          43,831
                                     ASR Verzekeringsgroep..................                           100           8,127
                                     Akzo Nobel.............................                           200          40,683
                                     Elsevier...............................                         1,600          24,152
                                     Getronics..............................                           100           4,425
                                     Heineken...............................                            50          11,596
                                     Hollandsche Beton Groep................                           300           6,251
                                     IHC Caland.............................                           200          11,641
                                     ING Groep..............................                         1,310          85,129
                                     KLM Royal Dutch Airlines...............                           200           7,859
                                     Koninklijke Ahold......................                         1,212          37,791
                                     Koninklijke Pakhoed....................                           200           7,325
                                     Koninklijke PTT Nederland..............                         1,500          77,505
                                     Oce....................................                            30           4,528
                                     Philips Electronics....................                           500          44,049
                                     Royal Dutch Petroleum..................                         3,600         198,664
                                     Unilever...............................                           900          64,053
                                     Wolters Kluwer.........................                            50           6,536
                                                                                                              ____________
                                                                                                                   684,145
                                                                                                              ____________
     New Zealand-.3%                 Brierley Investments                                            6,400           3,699
                                     Carter Holt Harvey.....................                         4,200           5,578
                                     Telecom Corporation of New Zealand.....                         4,400          20,905
                                                                                                              ____________
                                                                                                                    30,182
                                                                                                              ____________
     Norway-.6%                      Den norske Bank                                                 1,000           5,256
                                     Kvaerner...............................                           250          11,095
                                     NCL Holdings.........................        (a)                1,000           4,814
                                     Norsk Hydro............................                           500          24,939
                                     Orkla, Cl.A............................                           100          11,853
                                     Petroleum Geo-Services...............        (a)                  100           6,490
                                     Smedvig, Cl.A..........................                           300           6,355
                                                                                                              ____________
                                                                                                                    70,802
                                                                                                              ____________
     Portugal-.8%                    BPI-SGPS                                                          200           9,296
                                     Banco Comercial Portugues..............                           239           8,379
                                     Banco Espirito Santo e Comercial de Lisboa                        300          14,352

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)
Common Stocks (continued)                                                                        Shares          Value
                                                                                              ____________    ____________
     Portugal (continued)            Banco Totta & Acores                                              400    $     15,219
                                     Brisa-Auto Estradas de Portugal........                           200           8,861
                                     Cimpor-Cimentos de Portugal............                           200           7,397
                                     Companhia de Seguros Tranquilidade.....                           200           6,850
                                     Electricidade de Portugal..............                           500          13,047
                                     Engil-SGPS.............................                           500           5,803
                                     Sociedade de Construcoes Soares da Costa  (a)                     700           5,765
                                                                                                              ____________
                                                                                                                    94,969
                                                                                                              ____________
     Singapore-.9%                   City Developments                                               2,000           8,652
                                     DBS Land...............................                         2,000           3,019
                                     Fraser & Neave.........................                         1,000           4,484
                                     Hai Sun Hup Group......................                         9,000           3,154
                                     Keppel.................................                         2,000           5,381
                                     Oversea-Chinese Banking................                         2,000          10,546
                                     Parkway Holdings.......................                         2,000           4,320
                                     Sembawang..............................                         2,000           3,991
                                     Singapore Airlines.....................                         2,000          13,009
                                     Singapore Press Holdings...............                         1,000          11,051
                                     Singapore Technologies Industrial......                         2,000           2,337
                                     Singapore Telecommunications...........                        13,000          22,330
                                     United Overseas Bank...................                         4,000          18,945
                                                                                                              ____________
                                                                                                                   111,219
                                                                                                              ____________
     Spain-3.3%.                     Autopistas Concesionaria Espanola                                 630          10,168
                                     Banco Bilbao Vizcaya...................                         1,000          51,439
                                     Banco Central Hispanoamericano.........                           675          22,454
                                     Banco Santander........................                           750          39,612
                                     Corporacion Bancaria de Espana.........                           300          24,998
                                     El Aguila............................        (a)                  500           5,413
                                     Endesa.................................                         1,600          38,841
                                     Gas Natural SDG, Cl. E.................                           200          12,807
                                     Iberdrola..............................                         2,200          35,364
                                     Repsol.................................                           500          27,392
                                     Tabacalera, Cl.A.......................                         1,500          32,280
                                     Telefonica de Espana...................                         1,400          58,419
                                     Telefonica de Espana (Rights)..........                         1,400             974
                                     Union Electrica Fenosa.................                         2,100          27,143
                                                                                                              ____________
                                                                                                                   387,304
                                                                                                              ____________
     Sweden-3.2%                     ABB, Cl.A                                                       1,600          25,947
                                     ABB, Cl.B..............................                           300           4,652
                                     Astra, Cl.A............................                         1,900          39,037
                                     Astra, Cl.B............................                           200           3,980
                                     Atlas Copco, Cl.A......................                           300           8,858
                                     Electrolux, Cl.B.......................                           200          18,607
                                     ForeningsSparbanken....................                           450          14,072
                                     Granges................................                           500           9,110
                                     Hennes & Mauritz, Cl.B.................                           500          26,038
                                     NetCom Systems, Cl.B.................        (a)                  200           6,797
                                     OM Gruppen.............................                           200           3,993

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)
Common Stocks (continued)                                                                        Shares          Value
                                                                                              ____________    ____________
     Sweden (continued)              Sandvik, Cl.A                                                     200    $      5,776
                                     Sandvik, Cl.B..........................                           200           5,763
                                     Securitas, Cl.B........................                           180           6,629
                                     Skandia Forsakrings....................                           200          13,930
                                     Skandinaviska Enskilda Banken, Cl.A....                           900          15,002
                                     Skanska, Cl.B..........................                           600          27,989
                                     Svenska Cellulosa, Cl.B................                           500          14,408
                                     Svenska Handelsbanken, Cl.A............                           300          13,607
                                     Svenskt Stal, Cl.A.....................                           400           7,598
                                     Svenskt Stal, Cl.B.....................                           400           7,598
                                     Telefonaktiebolaget LM Ericsson, Cl.B..                         1,400          73,810
                                     Volvo, Cl.B............................                           600          17,522
                                     WM-Data, Cl.B..........................                           200           6,021
                                                                                                              ____________
                                                                                                                   376,744
                                                                                                              ____________
     Switzerland-7.7%  ABB.....................................                                         20           6,554
                                     Adecco.................................                            50          21,835
                                     Credit Suisse Group....................                           450          99,007
                                     Georg Fischer..........................                            45          17,401
                                     Holderbank Financiere Glarus, Cl.B.....                            30          31,762
                                     Jelmoli Holding (Registered)...........                            50          11,501
                                     Jelmoli Holding (Bearer)...............                            20          22,935
                                     Moevenpick Holding.....................                            30          17,301
                                     Nestle.................................                            75         145,510
                                     Novartis (Registered)..................                           100         165,344
                                     Roche Holding..........................                             5          50,687
                                     SMH (Bearer)...........................                            20          13,054
                                     SMH (Registered).......................                            50           7,500
                                     Schindler Holding (Registered).........                             5           8,167
                                     Schindler Holding (Part. Cert.)........                             5           8,084
                                     Schweizerische Rueckversicherungs-Gesellschaft                     30          66,204
                                     Schweizerischer Bankverein.............                           110          38,209
                                     Sika Finanz (Bearer)...................                            50          20,001
                                     UBS (Bearer)...........................                            50          80,539
                                     UBS (Registered).......................                            50          16,051
                                     Valora Holding.........................                            30           7,841
                                     Zurich Versicherungs-Gesellschaft......                           100          60,937
                                                                                                              ____________
                                                                                                                   916,424
                                                                                                              ____________
     United Kingdom-19.8%            Abbey National                                                  1,850          34,737
                                     Anglian Water..........................                           300           4,595
                                     Arjo Wiggins Appleton..................                         1,300           4,619
                                     Associated British Foods...............                         1,200          11,256
                                     B.A.T. Industries......................                         6,400          60,353
                                     BG                                                              5,350          28,625
                                     BOC Group..............................                           700          11,877
                                     BTR                                                             7,000          23,262
                                     Barclays...............................                         2,500          72,105
                                     Bass...................................                         1,785          33,874
                                     Blue Circle Industries.................                           400           2,355

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)
Common Stocks (continued)                                                                        Shares          Value
                                                                                              ____________    ____________
     United Kingdom (continued)      Boots                                                           2,100    $     32,531
                                     British Aerospace......................                           600          20,044
                                     British Airways........................                         2,300          23,958
                                     British Land...........................                           400           4,998
                                     British Petroleum......................                         8,914         140,770
                                     British Sky Broadcasting Group.........                         4,000          29,093
                                     British Steel..........................                         3,760           9,996
                                     British Telecommunications.............                        11,173         121,241
                                     Burmah Castrol.........................                           800          16,546
                                     Cable & Wireless.......................                         5,100          58,411
                                     Cadbury Schweppes......................                         2,300          33,534
                                     Centrica.............................        (a)                5,350           9,253
                                     Coats Viyella..........................                         5,100           7,930
                                     Commercial Union.......................                           600          11,226
                                     Diageo.................................                         8,036          95,666
                                     EMI Group..............................                           700           7,110
                                     Elementis..............................                         1,300           3,304
                                     GKN....................................                           250           7,219
                                     General Electric.......................                         6,400          52,969
                                     George Wimpey..........................                         4,000           8,694
                                     Glaxo Wellcome.........................                         5,343         150,979
                                     Granada Group..........................                         2,020          34,788
                                     Great Universal Stores.................                           900          13,709
                                     Guardian Royal Exchange................                           700           4,714
                                     HSBC Holdings..........................                         2,600          76,511
                                     HSBC Holdings (75P)....................                         1,250          39,438
                                     Hanson.................................                         1,700          10,012
                                     Hyder..................................                           500           8,051
                                     IMI                                                               500           4,188
                                     Imperial Chemical Industries...........                         1,700          30,868
                                     J Sainsbury............................                         4,200          32,900
                                     Johnson Matthey........................                           400           4,053
                                     Kingfisher.............................                           300           5,447
                                     Ladbroke Group.........................                         1,800           9,901
                                     Land Securities........................                           300           5,357
                                     LASMO..................................                         1,500           6,623
                                     Legal & General Group..................                         1,350          16,184
                                     Lloyds TSB Group.......................                         8,000         119,782
                                     Lonrho.................................                           500           3,630
                                     LucasVarity............................                         1,400           6,256
                                     Marks & Spencer........................                         6,500          61,785
                                     Marley.................................                         4,000           7,591
                                     National Grid Group....................                         1,960          12,650
                                     National Power.........................                         1,545          14,350
                                     Pearson................................                           300           4,705
                                     Peninsular and Oriental Steam Navigation                         1345          19,846
                                     Pilkington.............................                         3,000           6,320
                                     Prudential.............................                         2,400          34,029
                                     RMC Group..............................                           300           5,267
                                     Racal Electronic.......................                         1,400           7,818

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)
Common Stocks (continued)                                                                        Shares          Value
                                                                                              ____________    ____________
     United Kingdom (continued)      Railtrack Group                                                   620    $     11,325
                                     Rank Group.............................                         1,000           6,471
                                     Reed International.....................                         2,600          22,975
                                     Reuters Group..........................                         2,599          28,159
                                     Rexam..................................                         1,100           5,039
                                     Rio Tinto..............................                          1610          23,110
                                     Rolls-Royce............................                         1,200           5,598
                                     Royal & Sun Alliance Insurance Group...                         3,600          40,208
                                     Royal Bank of Scotland Group...........                         1,081          16,683
                                     Safeway................................                         1,000           5,961
                                     Schroders..............................                           150           7,356
                                     Scottish & Newcastle...................                           400           6,069
                                     ScottishPower..........................                         1,300          11,949
                                     Sedgwick Group.........................                         1,800           4,635
                                     SmithKline Beecham.....................                         8,305          99,007
                                     Southern Electric......................                           680           6,253
                                     St. James's Place Capital..............                         1,000           4,732
                                     Tate & Lyle............................                           500           4,013
                                     Tesco..................................                         5,037          47,162
                                     Thames Water...........................                           450           7,373
                                     Thorn..................................                         2,000           7,056
                                     Transport Development Group............                         1,209           5,792
                                     Transport Development Group, Cl.B......                         2,140           1,217
                                     Unigate................................                           300           3,634
                                     Unilever...............................                         5,200          55,383
                                     United Utilities.......................                           300           4,173
                                     Vodafone Group.........................                         7,150          78,304
                                     Williams...............................                           700           5,372
                                     Willis Corroon Group...................                         2,000           5,434
                                     Wilson Connolly Holdings...............                         2,000           5,835
                                     Zeneca Group...........................                         2,000          86,141
                                                                                                              ____________
                                                                                                                 2,362,322
                                                                                                              ____________
                                     TOTAL COMMON STOCKS
                                       (cost $10,463,009)...................                                  $ 11,006,425
                                                                                                              ____________
                                                                                                              ____________
Preferred Stocks-.7%
     Australia-.1%                   News                                                            3,628    $     20,437
                                                                                                              ____________
     Austria-.1%                     Bau Holding-Vorzug                                                180           8,339
                                                                                                              ____________
     Germany-.5%                     Dyckerhoff                                                         15           5,166
                                     RWE....................................                           300          12,555
                                     SAP-Vorzug.............................                            65          32,418
                                     STRABAG..............................        (a)                  100           7,367
                                                                                                              ____________
                                                                                                                    57,506
                                                                                                              ____________
                                     TOTAL PREFERRED STOCKS
                                       (cost $69,599).......................                                  $     86,282
                                                                                                              ____________
                                                                                                              ____________

Dreyfus International Stock Index Fund
Statement of Investments (continued)
April 30, 1998 (Unaudited)

Principal
Short-Term Investments-6.7%                                                                           Amount           Value
                                                                                                   ____________     ____________
     United States;                U.S. Treasury Bills:
                                       5.06%, 6/25/1998                     (b)                    $....100,000     $     99,277
                                       4.94%, 7/23/1998.....................                            101,000           99,873
                                       4.88%, 7/30/1998.....................                            607,000          599,637
                                                                                                                    ____________
                                   TOTAL SHORT-TERM INVESTMENTS
                                       (cost $798,671)......................                                        $    798,787
                                                                                                                    ____________
                                                                                                                    ____________
TOTAL INVESTMENTS (cost $11,331,279)........................................                               99.9%    $ 11,891,494
                                                                                                           ____     ____________
                                                                                                           ____     ____________
CASH AND RECEIVABLES (NET)..................................................                                  1%    $     13,525
                                                                                                           ____     ____________
                                                                                                           ____     ____________
NET ASSETS..................................................................                              100.0%    $ 11,905,019
                                                                                                           ____     ____________
                                                                                                           ____     ____________
Notes to Statement of Investments:
    (a)  Non-income producing.
    (b)  Held by the custodian in a segregated account as collateral for open financial futures positions.

Statement of Financial Futures
April 30, 1998 (Unaudited)


Unrealized
                                                                                   Market Value                      Appreciation/
                                                                                     Covered                        (Depreciation)
Financial Futures Long:                                         Contracts       by Contracts     Expiration        at 4/30/98
_______________________                                       _____________   _______________   ______________   ______________
_____________
    CAC 40...................................                       1          $      125,336      June '98      $        2,410
    Financial Times 100......................                       2                 199,137      June '98               2,973
    Nikkei 300...............................                      22                 423,205      June '98             (14,037)
                                                                                                                 ______________
                                                                                                                 $       (8,654)
                                                                                                                 ______________
                                                                                                                 ______________
SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus International Stock Index Fund
Statement of Assets and Liabilities
April 30, 1998 (Unaudited)
                                                                                                       Cost          Value
                                                                                                    ____________  ____________
ASSETS:                          Investments in securities-See Statement of Investments            11,331,279   $11,891,494
                                 Cash.......................................                                         62,985
                                 Cash denoninated in foreign currencies.....                            9,208        12,081
                                 Dividends and interest receivable..........                                         62,087
                                 Receivable for futures variation margin-Note 4(a)                                   18,182
                                 Receivable for shares of Common Stock subscribed                                    10,000
                                                                                                               ____________
                                                                                                                 12,056,829
                                                                                                               ____________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                        3,387
                                 Due to Distributor.........................                                          2,420
                                 Payable for investment securities purchased                                        136,824
                                 Net unrealized (depreciation) on forward
                                 .......        currency exchange contracts-Note 4(a)                                 9,179
                                                                                                               ____________
                                                                                                                    151,810
                                                                                                               ____________
NET ASSETS..................................................................                                    $11,905,019
                                                                                                               ____________
                                                                                                               ____________
REPRESENTED BY:                  Paid-in capital............................                                   $ 11,488,030
                                 Accumulated undistributed investment income-net                                     50,774
                                 Accumulated net realized gain (loss) on investments                               (179,016)
                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments, foreign currency transactions and forward
                                   currency exchange contracts [including ($8,654)
                                   net unrealized (depreciation) on financial futures]                              545,231
                                                                                                               ____________
NET ASSETS..................................................................                                   $ 11,905,019
                                                                                                               ____________
                                                                                                               ____________
SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized).............                                        922,389
NET ASSET VALUE, offering and redemption price per share-Note 3(c)..........                                         $12.91
                                                                                                                    _______
                                                                                                                    _______
SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus International Stock Index Fund
Statement of Operations
Six Months Ended April 30, 1998 (Unaudited)
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $11,209 foreign taxes
                                     withheld at source)....................                         $     71,697
                                 Interest...................................                               30,517
                                                                                                      ___________
                                       Total Income.........................                                       $    102,214
EXPENSES:                        Management fee-Note 3(a)...................                               17,732
                                 Shareholder servicing costs-Note 3(b)......                               12,665
                                 Loan commitment fees-Note 2................                                    8
                                                                                                      ___________
                                       Total Expenses.......................                                             30,405
                                                                                                                    ___________
INVESTMENT INCOME-NET.......................................................                                             71,809
                                                                                                                    ___________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 4:
                                 Net realized gain (loss) on investments and
                                   foreign currency transactions...........................          $     21,387
                                 Net realized gain (loss) on forward currency
                                    exchange contracts..............................                      (72,777)
                                 Net realized gain (loss) on financial futures                            (37,551)
                                                                                                      ___________
                                       Net Realized Gain (Loss).............                                            (88,941)
                                 Net unrealized appreciation (depreciation)
                                    on investments, foreign currency transactions and
                                    forward  currency exchange contracts (including
                                    $150,723 net unrealized appreciation on financial futures)                        1,523,298
                                                                                                                    ___________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                          1,434,357
                                                                                                                    ___________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $  1,506,166
                                                                                                                    ___________
                                                                                                                    ___________
SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus International Stock Index Fund
Statement of Changes in Net Assets

                                                                                           Six Months Ended
                                                                                            April 30, 1998        Year Ended
                                                                                             (Unaudited)       October 31, 1997*
                                                                                           ________________    ________________
OPERATIONS:
  Investment income-net...............................................                     $         71,809    $         61,291
  Net realized gain (loss) on investments.............................                              (88,941)            (90,075)
  Net unrealized appreciation (depreciation) on investments...........                            1,523,298            (978,067)
                                                                                           ________________    ________________
        Net Increase (Decrease) in Net Assets Resulting from Operations                           1,506,166          (1,006,851)
                                                                                           ________________    ________________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net...............................................                              (82,326)                 --
                                                                                           ________________    ________________
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold.......................................                            1,187,300          10,301,736
  Dividends reinvested................................................                               82,235                  --
  Cost of shares redeemed.............................................                              (34,502)            (48,739)
                                                                                           ________________    ________________
        Increase (Decrease) in Net Assets from Capital Stock Transactions                         1,235,033          10,252,997
                                                                                           ________________    ________________
            Total Increase (Decrease) in Net Assets...................                            2,658,873           9,246,146
NET ASSETS:
  Beginning of Period.................................................                            9,246,146                  --
                                                                                           ________________    ________________
  End of Period.......................................................                          $11,905,019    $      9,246,146
                                                                                           ________________    ________________
                                                                                           ________________    ________________
Undistributed investment income-net...................................                     $         50,774    $         61,291
                                                                                           ________________    ________________
                                                                                                Shares              Shares
                                                                                           ________________    ________________
CAPITAL SHARE TRANSACTIONS:
  Shares sold.........................................................                               97,681             824,343
  Shares issued for dividends reinvested..............................                                7,483                  --
  Shares redeemed.....................................................                               (2,928)             (4,190)
                                                                                           ________________    ________________
        Net Increase (Decrease) in Shares Outstanding.................                              102,236             820,153
                                                                                           ________________    ________________
                                                                                           ________________    ________________
*From June 30, 1997 (commencement of operations) to October 31, 1997.
SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus International Stock Index Fund
Financial Highlights
    Contained below is per share operating performance data for a share of
Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been  derived from the Fund's financial statements.
                                                                                         Six Months Ended
                                                                                          April 30, 1998         Year Ended
                                                                                           (Unaudited)       October 31, 1997(1)
                                                                                         ________________    __________________
PER SHARE DATA:
    Net asset value, beginning of period...................................                        $11.27         $12.50
                                                                                                   ______         ______
    Investment Operations:
    Investment income-net..................................................                           .08            .07
    Net realized and unrealized gain (loss)
      on investments.......................................................                          1.66          (1.30)
                                                                                                   ______         ______
    Total from Investment Operations.......................................                          1.74          (1.23)
                                                                                                   ______         ______
    Distributions
    Dividends from investment income-net...................................                          (.10)            --
                                                                                                   ______         ______
    Net asset value, end of period.........................................                        $12.91         $11.27
                                                                                                   ______         ______
                                                                                                   ______         ______
TOTAL INVESTMENT RETURN....................................................                         15.59%(2)      (9.84%)(2,3)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets................................                           .30%(2)        .20%(2)
    Ratio of net investment income to average net assets...................                           .70%(2)        .62%(2)
    Portfolio Turnover Rate................................................                          1.31%(2)        .16%(2)
    Average commission rate paid(4)........................................                             -         $.0314
    Net Assets, end of period (000's Omitted)..............................                       $11,905         $9,246
(1)    From June 30, 1997 (commencement of operations) to October 31, 1997.
(2)    Not annualized.
(3)    Exclusive of redemption fee.
(4)    The Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENT.

Dreyfus International Stock Index Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1-Significant Accounting Policies:
    Dreyfus International Stock Index Fund (the "Fund") is a separate non-diversified series of Dreyfus Index Fund, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering three series, including the Fund. The Fund's investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment advisor. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.
    As of April 30, 1998, MBIC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 807,279 shares of the Fund.
    The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.
    (b) Foreign currency transactions: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Dreyfus International Stock Index Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.
    (c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid annually. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gains.
    (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-Bank Line of Credit:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 1998, the Fund did not borrow under the Facility.

Dreyfus International Stock Index Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 3-Management Fee and Other Transactions With Affiliates:
    (a) Pursuant to a management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .35 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commission, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each Director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. These fees pertain to the following funds: Dreyfus S&P 500 Index Fund, Dreyfus International Stock Index Fund and Dreyfus Small Cap Stock Index Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.
    (b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 1998, the Fund was charged $12,665 pursuant to the Shareholder Services Plan.
    (c) A 1% redemption fee is charged and retaind by the fund on certain redemptions of Fund shares where the redemption occurs within the initial six-month period following the opening of the account.
NOTE 4-Securities Transactions:
    (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended April 30, 1998 amounted to $2,434,846 and $117,321, respectively.

Dreyfus International Stock Index Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
    The following summarizes open forward currency exchange contracts at April 30, 1998:
                                                                      Foreign                                       Unrealized
                                                                      Currency                                     Appreciation
Forward Currency Exchange Contracts                                    Amount            Cost          Value      (Depreciation)
_________________________________                                   ____________     ____________   ____________   ____________
Purchases:
    Austrian Dollars, expiring 5/6/98.......                              61,753     $      4,885   $      4,890   $          5
    Belgian Francs, expiring 5/14/98........                             392,268           10,599         10,592             (7)
    British Pounds, expiring 5/7/98.........                               6,792           11,356         11,356              -
    British Pounds, expiring 5/8/98.........                               9,158           15,294         15,311             17
    British Pounds, expiring 6/25/98........                             117,640          195,530        196,212            682
    Dutch Guilders, expiring 5/5/98.........                              12,638            6,261          6,255             (6)
    French Francs, expiring 4/30/98.........                             297,356           48,457         49,412            955
    French Francs, expiring 5/29/98.........                              80,374           13,380         13,376             (4)
    French Francs, expiring 7/6/98..........                             753,100          123,739        125,594          1,855
    German Deutsche Marks, expiring 5/4/98..                              45,821           25,520         25,534             14
    German Deutsche Marks, expiring 5/5/98..                              17,277            9,618          9,628             10
    Hong Kong Dollars, expiring 5/1/98......                              46,500            6,006          6,003             (3)
    Italian Lire, expiring 5/8/98...........                          15,271,036            8,612          8,618              6
    Japanese Yen, expiring 5/7/98...........                             966,852            7,324          7,317             (7)
    Japanese Yen, expiring 6/18/98..........                          55,799,000          437,605        424,909        (12,696)
    Norwegian Krone, expiring 5/6/98........                              39,496            5,293          5,296              3
    Spanish Pesetas, expiring 5/4/98........                             485,000            3,183          3,182             (1)
    Spanish Pesetas, expiring 5/5/98........                             798,580            5,237          5,240              3
    Swedish Krona, expiring 5/6/98..........                              30,738            3,964          3,972              8
    Swiss Francs, expiring 5/5/98...........                               5,178            3,467          3,452            (15)
Sales:                                                                               Proceeds
_____                                                                              ____________
    French Francs, expiring 5/4/98..........                              19,147            3,184          3,182             2
                                                                                                                   ____________
      Total.................................                                                                       $     (9,179)
                                                                                                                   ____________
                                                                                                                   ____________

    The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or to gain exposure in the market. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Dreyfus International Stock Index Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
    The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The
Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 1998, are set forth in the Statement of Financial Futures.
    (b) At April 30, 1998, accumulated net unrealized appreciation on investments, cash denominated in foreign currencies, forward currency exchange contracts and financial futures was $545,255, consisting of $1,745,824 gross unrealized appreciation and $1,200,569 gross unrealized depreciation.
    At April 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Registration Mark
Registration Mark
Dreyfus International Stock Index Fund
200 Park Avenue
New York, NY 10166
Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109
Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940










Printed in U.S.A.                            079SA984
International Stock
Index Fund
Semi-Annual
Report
April 30, 1998
[Registration Mark]
[Dreyfus lion/2hres logo]